SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended
	Mar. 31, 2013	Jan. 31, 2013
Other Liabilities		$ 170,686
Payment Of Bank Liabilities	98,578
Gains (Losses) on Extinguishment of Debt	$ 72,108